Share-Based Compensation - Additional Information (Detail) - USD ($)								6 Months Ended		12 Months Ended
	Mar. 20, 2018	Mar. 17, 2018	Oct. 14, 2017	Apr. 14, 2017	Mar. 23, 2017	Mar. 17, 2015	Oct. 14, 2014	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock unit, vesting in period								28,194		25,282
Weighted average grant value per share, vested								$ 12.77		$ 16.17
Share-based compensation costs								$ 466,577	$ 404,050
Options, vesting in period		153,185	20,000	194,055				153,185		214,055
Grant date option price, vested		$ 17.80	$ 23.18	$ 24.29
Exercised, number of shares								0
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)						4 years	4 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)						6 years 6 months	6 years 6 months
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost not yet recognized								$ 2,037,842		$ 1,027,683
Total compensation cost not yet recognized period for recognition								1 year 9 months 18 days		1 year 5 months 27 days
2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term								Shares under the 2013 Plan to non-employee directors with a weighted average value of $12.77 per share. These restricted shares vest on the first anniversary of the grant date.
Total compensation cost not yet recognized								$ 0		$ 85,898
2013 Long Term Incentive Plan [Member] | General and Administrative Costs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation costs								$ 99,902	$ 368,669
Non Employee Director [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares	29,898				28,194
Weighted average value, per share	$ 12.04				$ 12.77
Vesting term								Shares under the Navigator Holdings Ltd. 2013 Long-Term Incentive Plan (the "2013 Plan") to non-employee directors with a weighted average value of $12.04 per share. These restricted shares vest on the first anniversary of the grant date.
Restricted stock unit, vesting in period								28,194		22,782
Weighted average grant value per share, vested								$ 12.77		$ 15.80
Share vested, total fair value								$ 325,641		$ 305,279
Chief Executive Officer [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares	63,728				42,023
Weighted average value, per share	$ 12.04				$ 12.77
Officers and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period								3 years
Share-based Compensation, expiration period								10 years
Officers and Employees [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares	32,916				23,458
Weighted average value, per share	$ 12.04				$ 12.77
Officer [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock unit, vesting in period										2,500
Weighted average grant value per share, vested										$ 19.59
Share vested, total fair value										$ 24,888